Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 15 – EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods presented:

	For the year ended December 31,
	2020	2019
Numerator:
Net income	$1,688,859	$2,018,994
Denominator:
Weighted-average shares used in computing basic and diluted net income per share	10,987,679	10,987,679
Net income per share of ordinary shares: -basic and diluted	$0.15	$0.18